Goodwill and Intangible Assets-Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Intangible Assets [Roll Forward]
Beginning Balance	$ 4,452	$ 4,809	[1]
Disposition		(8)	[1]
Amortization	(298)	(342)	[1]	(384)
Foreign currency translation	(27)	8	[1]
Other		(15)	[2]
Ending Balance	4,127	4,452		4,809	[1]
Investment Management
Intangible Assets [Roll Forward]
Beginning Balance	2,065	2,220	[1]
Disposition		0	[1]
Amortization	(123)	(148)	[1]
Foreign currency translation	(19)	7	[1]
Other		(14)	[2]
Ending Balance	1,923	2,065
Investment Services
Intangible Assets [Roll Forward]
Beginning Balance	1,538	1,732	[1]
Disposition		(1)	[1]
Amortization	(175)	(194)	[1],[3]
Foreign currency translation	(8)	2	[1]
Other		(1)	[2]
Ending Balance	1,355	1,538
Impairment of Intangible Assets (Excluding Goodwill)		8
Other
Intangible Assets [Roll Forward]
Beginning Balance	849	857	[1]
Disposition		(7)	[1]
Amortization	0	0	[1]
Foreign currency translation	0	(1)	[1]
Other		0	[2]
Ending Balance	$ 849	$ 849

[1]	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.
[2]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.
[3]	Includes an $8 million intangible asset impairment recorded in 2013.